Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) - Swap contract [Member] - Changes In Israeli Shekel Interest [Member]
$ in Millions
12 Months Ended
Dec. 31, 2022 USD ($)
Decrease 1% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 23
Decrease 0.5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	11
Increase 0.5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(10)
Increase 1% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (19)